INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, plant and equipment
Property, plant and equipment	$ 49,908,325	$ 47,954,596	$ 41,515,106
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	71,521,454	63,974,402	54,527,392	$ 57,059,972
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment	$ (21,613,129)	$ (16,019,806)	$ (13,012,286)	$ (13,225,424)